Events After The Reporting Date - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 EUR (€) Employee	Dec. 31, 2021 EUR (€) Employee	Dec. 31, 2021 EUR (€) m² Employee	Dec. 31, 2021 EUR (€) ft² Employee	May 02, 2022 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Initial monthly rent	€ 8,827,000	€ 8,827,000	€ 8,827,000	€ 8,827,000		€ 7,942,000	€ 6,810,000
Non adjusting events after reporting period | Munich [Member]
Disclosure of non-adjusting events after reporting period [line items]
Lease agreement date	January 2022
Area of office space			11,000	120,000
Number of employees | Employee	400	400	400	400
Initial lease term of contract	10 years
Initial monthly rent	€ 289,000	€ 289,000	€ 289,000	€ 289,000
Additional fee payment		€ 1,100,000
Non adjusting events after reporting period | Top of range [member] | Credit Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Credit amount					€ 25,000,000